FAIR VALUE INFORMATION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Gain on the change in fair value of derivative liabilities	$ 0	$ 783,785
Financial liabilities at amortized cost | Accounts payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	821,820	486,871	$ 1,078,381
Financial liabilities at amortized cost | Accounts payable | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	821,820	486,871	1,078,381
Financial liabilities at amortized cost | Derivative liability
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	250,000		250,000
Financial liabilities at amortized cost | Derivative liability | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	250,000		250,000
Financial liabilities at amortized cost | Loans payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	223,240	1,281,888	151,273
Financial liabilities at amortized cost | Loans payable | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	223,240	1,281,888	151,273
Financial liabilities at amortized cost | Loans payable, related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	589,502	832,800	425,551
Financial liabilities at amortized cost | Loans payable, related parties | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	589,502	832,800	425,551
Financial liabilities at amortized cost | Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	1,853,064	2,273,739	1,330,860
Financial liabilities at amortized cost | Lease liabilities | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	1,853,064	2,273,739	1,330,860
Financial liabilities at amortized cost | Convertible debt obligations, net
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	1,531,639	1,918,340	1,274,010
Financial liabilities at amortized cost | Convertible debt obligations, net | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	1,531,639	1,918,340	1,274,010
Financial assets at amortized cost | Cash
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost	2,273,151	3,290,095	1,784,938
Financial assets at amortized cost | Cash | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost	2,273,151	3,290,095	1,784,938
Financial assets at amortized cost | Accounts receivable
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost	948,341	1,263,849	1,018,003
Financial assets at amortized cost | Accounts receivable | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost	948,341	1,263,849	1,018,003
Financial assets at amortized cost | Other Receivable | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost			66,000
Financial assets at amortized cost | Due from related parties
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost	53,851	97,310	44,245
Financial assets at amortized cost | Due from related parties | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost	53,851	67,310	44,245
Financial assets at fair value through profit or loss | Investments at fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss	29,076	28,526	29,069
Financial assets at fair value through profit or loss | Investments at fair value | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss	$ 29,076	$ 28,526	$ 29,069